Offerings - Offering: 1	May 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered	5,583,889
Proposed Maximum Offering Price per Unit	5.51
Maximum Aggregate Offering Price	$ 30,767,228.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,248.95
Offering Note
(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, $0.01 par value per share (“Common Stock”), of ASP Isotopes Inc. (the “Registrant”) that become issuable under the ASP Isotopes Inc. 2022 Equity Incentive Plan (the “2022 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

(2)

Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $5.51 per share, which is the average of the high and low prices of the Registrant’s Common Stock on May 18, 2026, as reported on the Nasdaq Capital Market.

(3)

Represents an automatic annual increase on January 1, 2026 to the number of shares of Common Stock reserved for issuance under the 2022 Plan, with the formula for such annual increase provided in the 2022 Plan.

(4)	The Registrant does not have any fee offsets.